Note 11 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) (Parentheticals)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statutory income tax rate	23.10%	34.70%	34.70%